Debt, Summary of Debt (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Debt [Abstract]
Short-term borrowings		$ 0.0	$ 0.0
Long-term debt [Abstract]
Unamortized debt issuance costs		(8.1)	(3.3)
Total long-term debt, net, including current maturities		1,611.4	1,672.1
Current maturities of long-term debt		7.6	7.9
Total long-term debt, net		1,603.8	1,664.2
Revolving Credit Facility, Due 2024 [Member]
Long-term debt [Abstract]
Long-term debt	[1]	$ 0.0	$ 0.0
Debt instrument maturity date		Jun. 28, 2024
Revolving Credit Facility, Due 2020 [Member]
Long-term debt [Abstract]
Debt instrument maturity date			Apr. 30, 2020
Receivables Financing Agreement, Due 2020 [Member]
Long-term debt [Abstract]
Long-term debt		$ 0.0	$ 0.0
Debt instrument maturity date		Jun. 30, 2020
Term Loan Denominated in U.S. Dollars, Due 2024 [Member]
Long-term debt [Abstract]
Long-term debt	[2]	$ 927.6	952.6
Debt instrument maturity date		Dec. 31, 2024
Interest rate		4.55%
Weighted-average interest rate		5.01%
Term Loan Denominated in Euros, Due 2024 [Member]
Long-term debt [Abstract]
Long-term debt	[3]	$ 673.9	696.5
Debt instrument maturity date		Dec. 31, 2024
Interest rate		3.00%
Weighted-average interest rate		3.00%
Finance Leases and Other Long-Term Debt [Member]
Long-term debt [Abstract]
Long-term debt		$ 18.0	$ 26.3

[1]	On June 28, 2019, the Revolving Credit Facility’s maturity was extended to June 28, 2024 as part of the Amendment described within this Note. As of December 31, 2018, the maturity was April 30, 2020.
[2]	As of December 31, 2019, the applicable interest rate was 4.55% and the weighted-average rate was 5.01% for the year ended December 31, 2019.
[3]	As of December 31, 2019, the applicable interest rate was 3.00% and the weighted-average rate was 3.00% for the year ended December 31, 2019.